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   DIRECTORS                             OFFICERS
   Barton M. Biggs                       James W. Grisham
   CHAIRMAN OF THE BOARD                 VICE PRESIDENT
     Chairman and Director, Morgan       Michael F. Klein
     Stanley Asset Management Inc. and   VICE PRESIDENT
     Morgan Stanley Asset Management     Harold J. Schaaff, Jr.
     Limited; Managing Director,         VICE PRESIDENT
     Morgan Stanley & Co.                Joseph P. Stadler
     Incorporated; Director, Morgan      VICE PRESIDENT
     Stanley Group Inc.                  Valerie Y. Lewis
   Warren J. Olsen                       SECRETARY
   DIRECTOR AND PRESIDENT                Karl O. Hartmann
     Principal, Morgan Stanley Asset     ASSISTANT SECRETARY
     Management Inc. and Morgan          James R. Rooney
     Stanley & Co. Incorporated          TREASURER
   John D. Barrett II                    Joanna M. Haigney
   Chairman and Director,                ASSISTANT TREASURER
   Barrett Associates, Inc.
   Gerard E. Jones
   Partner, Richards & O'Neil LLP
   Andrew McNally IV
   Chairman and Chief Executive
   Officer, Rand McNally
   Samuel T. Reeves
   Chairman of the Board and CEO,
   Pinacle L.L.C.
   Fergus Reid
   Chairman and Chief Executive
   Officer, LumeLite Corporation
   Frederick O. Robertshaw
   Of Counsel, Bryan, Cave LLP

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INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
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DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1251 Avenue of the Americas
New York, New York 10020
           ---------------------------------------------------------
CUSTODIANS
The Chase Manhattan Bank
770 Broadway
New York, New York 10003

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210
           ---------------------------------------------------------
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, Pennsylvania 19103
           ---------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

           ---------------------------------------------------------
For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                           JAPANESE EQUITY PORTFOLIO
                              FIRST QUARTER REPORT
                                 MARCH 31, 1997

LETTER TO SHAREHOLDERS
-------

The investment objective of the Japanese Equity Portfolio is to seek long-term capital appreciation by investing primarily in equity securities of Japanese issuers. Equity securities include common and preferred stocks, convertible securities, and rights and warrants to purchase common stocks.

For three months ended March 31, 1997, the Portfolio had a total return of -1.76% for the Class A shares and -1.89% for the Class B shares as compared to a total return of -11.80% for the Morgan Stanley Capital International (MSCI) Japan Index. The average annual total return for the one year ended March 31, 1997 and for the period from inception on April 25, 1994 through March 31, 1997 was -5.58% and -2.89% for the Class A shares as compared to -25.73% and -8.59% for the Index.

PERFORMANCE COMPARED TO THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) JAPAN INDEX(1)
----------------------------------------------------

                                         TOTAL RETURNS(2)
                              ---------------------------------------
                                             ONE      AVERAGE ANNUAL
                                 YTD        YEAR      SINCE INCEPTION
                              ---------  -----------  ---------------
PORTFOLIO--CLASS A..........      -1.76%      -5.58%         -2.89%
PORTFOLIO--CLASS B(3).......      -1.89       -5.97          -2.84
INDEX.......................     -11.80      -25.73          -8.59

1. The MSCI Japan Index is an unmanaged index of common stocks (assumes dividends are reinvested).

2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

3.  The Portfolio began offering Class B shares on January 2, 1996.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

------------------------------

THE PERFORMANCE RESULTS PROVIDED ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING.

During the first quarter of 1997, an anticipated economic slowdown and the future of Japan's growth prospects depressed investor sentiment, resulting in the TOPIX falling by more than 6% in local currency. This was mostly a result of the consumption tax hike from 3% to 5%, termination of the special income tax cuts and increases in social security premiums which all took effect in April 1997. Therefore, while the consensus believed an inevitable slowdown would occur during the second quarter of 1997, the possibility of sluggish conditions during the second half of 1997 also plagued investors due to this change in Japan's fiscal policy.

Moreover, Japan's longer term role in the 21st century global economy came under scrutiny. In order to meet these challenges Prime Minister Hashimoto announced a Japanese style "Big Bang", including administrative restructuring, deregulation of key industries and further financial reform. With the U.S. still showing robust growth and the European Union about to begin in a few years, observers felt these new announcements amounted to no more than a "Small Pop". Even the new fiscal '97 budget smacked of "business as usual" without any radically new measures to stimulate domestic demand.

At the same time, Japan's non-performing loans came yet again under fire with the collapse of Hanwa and Hyogo Sogo Bank. The actual magnitude of the losses stemming from real estate related loans totally eclipsed the original "official" estimates by these banks. Thus, the credibility of Japanese bank's disclosure was focused on by both domestic and foreigners and shares in bank stocks were sold aggressively pushing the TOPIX into a vicious circle of accelerated selling. With Japan's fiscal year ending in March, domestic institutions, in order to raise cash for balance sheet requirements, further unloaded their "cross holdings" in an already weak market.

Several bankruptcies and scandals also came to the fore during the first quarter of 1997. Kyotaru Co., primarily a chain of "Sushi" restaurants and heavily involved in real-estate and stock speculation went bankrupt; Izui Oil, Orange Kyosai, Ajinomoto and Nomura Securities all announced various impropriety dealings, helping to keep investor sentiment on the sidelines. As a result of a rapidly declining equity market, interest rates on 10-year JGB hit a record low, as domestic investors sought a safe haven in Government bonds.

On the other hand, international blue chips and globally competitive Japanese companies such as pharmaceuticals and automobiles fared very well under the sharp overall market decline of the first quarter. Companies such as TDK, Cannon, Ricoh and Sankyo hit all-time highs. A very polarized "two tier" market, which began in 1996, accelerated dramatically. Our Portfolio, heavily concentrated in these sectors performed favorably versus our benchmark.

John R. Alkire
PORTFOLIO MANAGER

Kunihiko Sugio
PORTFOLIO MANAGER

April 1997

INVESTMENTS (UNAUDITED)
----------
MARCH 31, 1997

                                                          VALUE
    SHARES                                                (000)
---------------                                         ---------
COMMON STOCKS (90.8%)
  APPLIANCES & HOUSEHOLD DURABLES (6.3%)
        253,000    Matsushita Electric Industries
                    Ltd.                                $   3,949
        117,400    Rinnai Corp.                             2,004
         62,000    Sony Corp.                               4,338
                                                        ---------
                                                           10,291
                                                        ---------
  AUTOMOBILES (3.4%)
        458,000    Nissan Motor Co.                         2,760
        284,000    Suzuki Motor Co., Ltd.                   2,756
                                                        ---------
                                                            5,516
                                                        ---------
  BUSINESS & PUBLIC SERVICES (3.7%)
        183,000    Dai Nippon Printing Co., Ltd.            3,064
         52,000    Secom Co., Ltd.                          2,923
                                                        ---------
                                                            5,987
                                                        ---------
  CHEMICALS (6.6%)
        461,000    Daicel Chemical Industry Ltd.            1,659
        470,000    Kaneka Corp.                             2,505
      1,123,000    Mitsubishi Chemical Corp.                3,406
        157,000    Okura Industrial Co., Ltd.                 601
        252,000    Sekisui Chemical Co.                     2,487
                                                        ---------
                                                           10,658
                                                        ---------
  CONSTRUCTION & HOUSING (4.9%)
        186,000    Kyudenko Co., Ltd.                       1,375
        362,000    Obayashi Corp.                           2,126
        257,000    Sekisui House Ltd.                       2,515
        480,000    Taisei Corp., Ltd.                       1,863
                                                        ---------
                                                            7,879
                                                        ---------
  DATA PROCESSING & REPRODUCTION (2.7%)
        202,000    Canon, Inc.                              4,330
                                                        ---------
  ELECTRICAL & ELECTRONICS (13.3%)
        385,000    Fujitsu Ltd.                             3,924
        517,000    Hitachi Ltd.                             4,600
         64,000    Matsushita Communication
                    Industries                              1,491
        135,000    Mitsumi Electric Co., Ltd.               2,479
        391,000    NEC Corp.                                4,427
        191,000    Stanley Electric Co.                       925
        678,000    Toshiba Corp.                            3,751
                                                        ---------
                                                           21,597
                                                        ---------
  ELECTRONIC COMPONENTS & INSTRUMENTS (8.2%)
         49,000    Kyocera Ltd.                             2,782
         80,000    Murata Manufacturing Co., Ltd.           2,873

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
         55,000    TDK Corp.                            $   3,782
        117,700    Tokyo Electron Ltd.                      3,903
                                                        ---------
                                                           13,340
                                                        ---------
  HEALTH & PERSONAL CARE (4.1%)
        133,000    Sankyo Co., Ltd.                         3,668
        144,000    Yamanouchi Pharmaceutical Co.            2,982
                                                        ---------
                                                            6,650
                                                        ---------
  FINANCIAL SERVICES (3.1%)
        236,000    Daiwa Securities Co., Ltd.               1,703
         97,000    Hitachi Credit Corp.                     1,428
        177,000    Nomura Securities Co., Ltd.              1,961
                                                        ---------
                                                            5,092
                                                        ---------
  INDUSTRIAL COMPONENTS (2.3%)
        320,000    Asahi Tec Corp.                          1,361
        144,000    Nifco, Inc.                              1,246
        203,000    Nippon Pillar Packing                    1,109
                                                        ---------
                                                            3,716
                                                        ---------
  INSURANCE (1.4%)
        366,000    Sumitomo Marine & Fire Insurance
                    Co.                                     2,220
                                                        ---------

  MACHINERY & ENGINEERING (15.0%)
        373,000    Amada Co., Ltd.                          2,700
        235,000    Daifuku Co., Ltd.                        2,566
        252,000    Daikin Industries Ltd.                   1,885
        156,000    Fuji Machine Manufacturing Co.           4,050
        139,000    Kurita Water Industries                  2,698
        598,000    Mitsubishi Heavy Industries Ltd.         3,894
        350,000    Ricoh Co., Ltd.                          3,992
        437,000    Tsubakimoto Chain                        2,556
                                                        ---------
                                                           24,341
                                                        ---------
  MERCHANDISING (3.6%)
         86,020    FamilyMart                               3,249
        223,000    Inabata & Co.                            1,335
         76,000    Sangetsu Co., Ltd.                       1,322
                                                        ---------
                                                            5,906
                                                        ---------
  METALS-NON-FERROUS (1.3%)
        289,000    Sanwa Shutter                            2,115
                                                        ---------

  REAL ESTATE (2.3%)
        135,000    Daibiru Corp.                            1,310
        227,000    Mitsubishi Estate Co., Ltd.              2,424
                                                        ---------
                                                            3,734
                                                        ---------

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
  RECREATION, OTHER CONSUMER GOODS (4.5%)
        100,000    Fuji Photo Film Ltd.                 $   3,292
         55,000    Nintendo Corp., Ltd.                     3,950
                                                        ---------
                                                            7,242
                                                        ---------
  TELECOMMUNICATIONS (2.4%)
            550    Nippon Telegraph & Telephone Corp.       3,875
                                                        ---------

  TELECOMMUNICATIONS EQUIPMENT (0.7%)
        250,000    Furukawa Electric Co.                    1,108
                                                        ---------

  TEXTILES & APPAREL (1.0%)
         55,000    Shimamura Co., Ltd.                      1,593
                                                        ---------
TOTAL COMMON STOCKS (Cost $171,149)                       147,190
                                                        ---------

     FACE
    AMOUNT
     (000)
---------------
SHORT-TERM INVESTMENT (8.6%)
  REPURCHASE AGREEMENT (8.6%)
$        13,885    Chase Securities, Inc. 6.00%,
                    dated 3/31/97, due 4/01/97, to be
                    repurchased at $13,887,
                    collateralized by U.S. Treasury
                    Bonds, 11.25%, due 2/15/15,
                    valued at $14,029 (Cost $13,885)       13,885
                                                        ---------
TOTAL INVESTMENTS (99.4%) (Cost $185,034)                 161,075
                                                        ---------
OTHER ASSETS AND LIABILITIES (0.6%)
  Other Assets                                             92,815
  Liabilities                                             (91,894)
                                                        ---------
                                                              921
                                                        ---------
NET ASSETS (100%)                                       $ 161,996
                                                        ---------
                                                        ---------
CLASS A:
NET ASSETS                                               $160,031
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 20,465,399 outstanding $0.001 par
  value shares (authorized 500,000,000 shares)              $7.82
                                                        ---------
                                                        ---------
CLASS B:
NET ASSETS                                                 $1,965
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 252,319 outstanding $0.001 par value
  shares (authorized 500,000,000 shares)                    $7.79
                                                        ---------
                                                        ---------
